Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
GOODWILL	NOTE 10: GOODWILL Goodwill as of December 31, 2012, 2011 and 2010 consist of the following:

Balance December 31, 2010	$1,579

Balance December 31, 2011	$1,579

Balance December 31, 2012	$1,579